EMPLOYEE BENEFIT PLANS (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Current severance regimen	[1]	$ 113,654	$ 106,334
Severance regimen [Member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1		38,041	51,289
Current service cost		1,598	2,562
Interest cost		2,333	3,419
Benefits paid		(11,586)	(11,298)
Net actuarial (gain) / loss due to assumption changes and plan experience		346	(7,931)
Defined obligation, unfunded as of December 31		30,732	38,041
Current severance regimen		113,654	106,334
Total		$ 144,386	$ 144,375

[1]	See severance obligation